Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Goodwill	¥ 610,277	¥ 558,164	¥ 676,381	¥ 493,758
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	23,830	63,871
Loans Receivable, Fair Value Disclosure	231,200	277,573
Loans held for sale	67,394	134,371
Collateral dependent loans	163,806	143,202
Premises and equipment	1,181	9,557
Intangible assets	904	5,449
Goodwill	99,167	161,758
Other assets	23,987	53,438
Investments in equity method investees	2,026	29,802
Other	21,961	23,636
Total	380,269	571,646
Investment securities valued at net asset value	21,070	39,541
Unfunded commitments related to investment securities valued at net asset value	36,976	34,847
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	0	0
Loans Receivable, Fair Value Disclosure	1,681	2,466
Loans held for sale	0	0
Collateral dependent loans	1,681	2,466
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	0	0
Investments in equity method investees	0	0
Other	0	0
Total	1,681	2,466
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	7,669	14,041
Loans Receivable, Fair Value Disclosure	5,359	5,254
Loans held for sale	0	0
Collateral dependent loans	5,359	5,254
Premises and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Other assets	8,833	34,389
Investments in equity method investees	0	27,745
Other	8,833	6,644
Total	21,861	53,684
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	16,161	49,830
Loans Receivable, Fair Value Disclosure	224,160	269,853
Loans held for sale	67,394	134,371
Collateral dependent loans	156,766	135,482
Premises and equipment	1,181	9,557
Intangible assets	904	5,449
Goodwill	99,167	161,758
Other assets	15,154	19,049
Investments in equity method investees	2,026	2,057
Other	13,128	16,992
Total	¥ 356,727	¥ 515,496